Income Taxes - Cayman Islands ("Cayman"), Hong Kong, PRC, Withholding Tax on Undistributed Dividends and Withholding Tax on gain from disposal of available-for-sale debt investments in Particle (Details)
¥ in Thousands, $ in Millions
		1 Months Ended	12 Months Ended				24 Months Ended	36 Months Ended
		Sep. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of income taxes
Gain on disposal of available-for-sale debt investments	[1]					¥ 573,860
Statutory income tax rate						25.00%
Accrued withholding taxes of gain on disposal of available-for-sale debt investments		¥ 176,000
Accrued withholding tax on gain from the disposal of income tax benefit		¥ 64,400
Cayman Islands ("Cayman")
Schedule of income taxes
Gain on disposal of available-for-sale debt investments			¥ 0		¥ 0	¥ 573,900
Hong Kong
Schedule of income taxes
Statutory income tax rate			16.50%	16.50%
Threshold amount of profit for lower tax rate | $				$ 2
Percentage of lower tax rate on first profits			8.25%	8.25%
Preferential withholding tax rate on dividends, foreign invested enterprises			5.00%	5.00%
PRC
Schedule of income taxes
Statutory income tax rate			25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies			10.00%	10.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate			25.00%	25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC			¥ 449,800		587,400		¥ 449,800	¥ 449,800
Unrecognized deferred tax liability on the permanently reinvested earnings			¥ 45,000		¥ 58,700		¥ 45,000	¥ 45,000
Withholding tax rate on gain from disposal of available-for-sale debt investments			10.00%	10.00%
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Preferential income tax rate			25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate			15.00%	15.00%
Number of years of reapplication for the status			3 years	3 years
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate								15.00%
PRC | High and New Technology Enterprises | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate							15.00%
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate								15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate								15.00%
PRC | Software Enterprise
Schedule of income taxes
Preferential income tax rate			12.50%	12.50%
Number of years of tax exemption			2 years	2 years
Reduction rate upon applicable EIT rates			50.00%	50.00%
Percentage of voting board members or senior executives habitually reside in prc			50.00%	50.00%
Number of years of tax rate reduction subsequent to years of tax exemption			3 years	3 years
PRC | Software Enterprise | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate						12.50%

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.